Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 526,271	$ 210,112
Short-term cash investments	255,669	0
Accounts receivable, net	877,935	797,832
Inventories, net	1,385,436	1,347,289
Other current assets	34,670	36,698
Total current assets	3,079,981	2,391,931
Property and equipment, net	140,535	136,230
Operating lease right-of-use assets	419,138	368,748
Goodwill	451,858	457,148
Intangible assets, net	208,472	218,146
Investment in unconsolidated entity	168,611	146,238
Other assets	10,928	10,741
Total assets	4,479,523	3,729,182
Current liabilities:
Current portion of lease liabilities	110,273	100,265
Accounts payable	490,879	369,396
Accrued expenses and other current liabilities	382,749	242,351
Total current liabilities	983,901	712,012
Long-term obligations:
Borrowings under revolving credit agreement	0	15,400
Operating lease liabilities, net of current portion	321,715	276,913
Finance lease liabilities, net of current portion	15,475	12,214
Total long-term obligations	337,190	304,527
Deferred income taxes and other liabilities	94,194	96,453
Commitments and contingencies
Watsco, Inc. shareholders' equity:
Preferred stock, $0.50 par value, 10,000,000 shares authorized; no shares issued	0	0
Paid-in capital	1,472,170	1,153,459
Accumulated other comprehensive loss, net of tax	(59,893)	(42,331)
Retained earnings	1,295,972	1,183,207
Treasury stock, at cost, 4,066,978 and 4,778,988 shares of Common stock and 20,712 and 48,263 shares of Class B common stock at December 31, 2024 and 2023, respectively	(73,479)	(86,630)
Total Watsco, Inc. shareholders' equity	2,656,990	2,229,839
Non-controlling interest	407,248	386,351
Total shareholders' equity	3,064,238	2,616,190
Total liabilities and shareholders' equity	4,479,523	3,729,182
Common Stock [Member]
Watsco, Inc. shareholders' equity:
Common stock	19,431	19,353
Class B Common Stock [Member]
Watsco, Inc. shareholders' equity:
Common stock	$ 2,789	$ 2,781